Note 12 - Tax Expense	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
12.	TAX EXPENSE Income tax expense is accrued upon recognition of revenue and is withheld at source on remittances from China.